Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Compensation Recovery Policies. We have “clawback” policies providing for the adjustment or recovery of compensation in certain circumstances. Our Clawback Policy is applicable to executive officers, was filed as an exhibit to our Annual Report on Form 10-K for the year ended December 31, 2025, is structured to comply with the requirements of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and became effective on October 2, 2023. Under this policy, if we are required to restate our financial statements, we are generally required to recover reasonably promptly from any current or former executive officer any incentive-based compensation that would not have been paid but for the incorrect financial statements. The recovery requirement applies to incentive-based compensation received during the three fiscal years preceding the restatement. Incentive-based compensation is any compensation that is granted, earned or vested, based on the achievement of a financial reporting measure.